Quarterly Holdings Report
for
Fidelity® Growth Discovery Fund
September 30, 2022
CII-NPRT1-1122
1.808775.118
Common Stocks - 99.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 15.1%
Entertainment - 3.2%
Universal Music Group NV	2,542,409	47,619
Warner Music Group Corp. Class A (a)	1,544,285	35,843
		83,462
Interactive Media & Services - 10.1%
Alphabet, Inc. Class A (b)	1,940,300	185,590
Bumble, Inc. (a)(b)	251,689	5,409
Eventbrite, Inc. (b)	56,700	345
Meta Platforms, Inc. Class A (b)	446,734	60,613
Zoominfo Technologies, Inc. (b)	153,936	6,413
		258,370
Media - 1.8%
Charter Communications, Inc. Class A (b)	69,164	20,981
Innovid Corp. (b)(c)	166,306	451
Liberty Media Corp. Liberty Formula One Group Series C (b)	408,861	23,918
		45,350
TOTAL COMMUNICATION SERVICES		387,182
CONSUMER DISCRETIONARY - 11.1%
Automobiles - 0.6%
Ferrari NV	80,032	14,806
XPeng, Inc. ADR (b)	13,400	160
		14,966
Diversified Consumer Services - 0.4%
Laureate Education, Inc. Class A	815,365	8,602
Mister Car Wash, Inc. (a)(b)	211,453	1,814
		10,416
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (b)	166,246	17,462
Chipotle Mexican Grill, Inc. (b)	800	1,202
Flutter Entertainment PLC (b)	96,577	10,597
Wingstop, Inc. (a)	32,000	4,013
		33,274
Household Durables - 0.0%
Blu Investments LLC (b)(c)(d)	3,320,224	1
Internet & Direct Marketing Retail - 6.2%
Amazon.com, Inc. (b)	1,168,320	132,020
Uber Technologies, Inc. (b)	1,066,916	28,273
		160,293
Multiline Retail - 0.1%
Dollarama, Inc.	22,700	1,303
Specialty Retail - 1.5%
Aritzia, Inc. (b)	59,900	1,968
Five Below, Inc. (b)	121,600	16,741
Floor & Decor Holdings, Inc. Class A (b)	9,941	698
TJX Companies, Inc.	131,800	8,187
Victoria's Secret & Co. (b)	355,937	10,365
		37,959
Textiles, Apparel & Luxury Goods - 1.0%
LVMH Moet Hennessy Louis Vuitton SE	22,513	13,273
On Holding AG	7,900	127
Samsonite International SA (b)(e)	5,426,063	13,014
		26,414
TOTAL CONSUMER DISCRETIONARY		284,626
CONSUMER STAPLES - 4.7%
Beverages - 4.2%
Boston Beer Co., Inc. Class A (b)	29,300	9,483
Constellation Brands, Inc. Class A (sub. vtg.)	65,858	15,126
Keurig Dr. Pepper, Inc.	425,871	15,255
Monster Beverage Corp. (b)	240,913	20,950
The Coca-Cola Co.	812,329	45,507
		106,321
Household Products - 0.5%
Reckitt Benckiser Group PLC	205,933	13,650
TOTAL CONSUMER STAPLES		119,971
ENERGY - 5.0%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	476,758	9,993
Cactus, Inc.	71,000	2,729
Championx Corp.	150,900	2,953
Helmerich & Payne, Inc. (a)	71,400	2,640
ProPetro Holding Corp. (b)	245,000	1,972
TechnipFMC PLC (b)	46,419	393
		20,680
Oil, Gas & Consumable Fuels - 4.2%
Canadian Natural Resources Ltd. (b)	184,267	8,581
Cheniere Energy, Inc.	236,800	39,287
Denbury, Inc. (b)	66,309	5,720
New Fortress Energy, Inc.	165,071	7,215
Range Resources Corp. (b)	340,700	8,606
Reliance Industries Ltd.	1,368,142	39,905
		109,314
TOTAL ENERGY		129,994
FINANCIALS - 5.4%
Banks - 0.2%
HDFC Bank Ltd. (b)	93,676	1,620
Signature Bank	24,200	3,654
		5,274
Capital Markets - 2.7%
CME Group, Inc.	227,937	40,374
MarketAxess Holdings, Inc.	32,921	7,325
Morningstar, Inc.	11,001	2,336
MSCI, Inc.	26,591	11,216
S&P Global, Inc.	27,906	8,521
		69,772
Insurance - 2.5%
American Financial Group, Inc.	109,132	13,416
Arthur J. Gallagher & Co.	161,744	27,694
BRP Group, Inc. (b)	181,783	4,790
Marsh & McLennan Companies, Inc.	115,151	17,191
		63,091
TOTAL FINANCIALS		138,137
HEALTH CARE - 20.3%
Biotechnology - 6.6%
Adamas Pharmaceuticals, Inc.:
rights (b)(d)	678,800	41
rights (b)(d)	678,800	41
Affimed NV (a)(b)	251,902	519
Alnylam Pharmaceuticals, Inc. (b)	62,671	12,544
Applied Therapeutics, Inc. (b)	56,523	53
Beam Therapeutics, Inc. (a)(b)	25,300	1,205
Cytokinetics, Inc. (b)	74,200	3,595
EQRx, Inc. (b)	168,650	835
Erasca, Inc. (b)	65,800	513
Evelo Biosciences, Inc. (b)	187,600	392
Galapagos NV sponsored ADR (b)	169,859	7,243
Gamida Cell Ltd. (a)(b)	976,186	1,552
Hookipa Pharma, Inc. (b)	454,700	609
Innovent Biologics, Inc. (b)(e)	409,342	1,258
Insmed, Inc. (b)	304,997	6,570
Prelude Therapeutics, Inc. (b)	11,400	75
Regeneron Pharmaceuticals, Inc. (b)	44,696	30,790
Rubius Therapeutics, Inc. (b)	54,080	23
Seagen, Inc. (b)	119,847	16,399
Seres Therapeutics, Inc. (b)	161,000	1,034
Synlogic, Inc. (b)	458,100	435
Vertex Pharmaceuticals, Inc. (b)	277,210	80,263
Vor Biopharma, Inc. (b)	168,922	672
XOMA Corp. (a)(b)	162,100	2,903
		169,564
Health Care Equipment & Supplies - 0.9%
Edwards Lifesciences Corp. (b)	199,416	16,478
Insulet Corp. (b)	3,700	849
Nevro Corp. (b)	26,500	1,235
Penumbra, Inc. (b)	23,000	4,361
		22,923
Health Care Providers & Services - 7.6%
Guardant Health, Inc. (b)	187,713	10,105
HealthEquity, Inc. (b)	458,277	30,782
Option Care Health, Inc. (b)	23,400	736
UnitedHealth Group, Inc.	303,565	153,312
		194,935
Health Care Technology - 0.3%
Certara, Inc. (b)	260,358	3,458
Doximity, Inc. (a)(b)	48,700	1,472
Simulations Plus, Inc. (a)	50,400	2,446
		7,376
Life Sciences Tools & Services - 2.3%
Bio-Techne Corp.	22,510	6,393
Bruker Corp.	202,715	10,756
Codexis, Inc. (b)	254,202	1,540
Danaher Corp.	112,654	29,097
Nanostring Technologies, Inc. (b)	45,596	582
Thermo Fisher Scientific, Inc.	23,000	11,665
		60,033
Pharmaceuticals - 2.6%
Aclaris Therapeutics, Inc. (b)	105,700	1,664
AstraZeneca PLC sponsored ADR	255,546	14,014
Eli Lilly & Co.	137,964	44,611
Nuvation Bio, Inc. (b)	119,094	267
Revance Therapeutics, Inc. (b)	247,381	6,679
		67,235
TOTAL HEALTH CARE		522,066
INDUSTRIALS - 5.4%
Aerospace & Defense - 1.8%
Axon Enterprise, Inc. (b)	40,162	4,649
Northrop Grumman Corp.	46,143	21,702
The Boeing Co. (b)	156,500	18,949
		45,300
Electrical Equipment - 0.4%
AMETEK, Inc.	11,300	1,282
Bloom Energy Corp. Class A (a)(b)	58,800	1,175
Ceres Power Holdings PLC (a)(b)	383,182	1,547
Eaton Corp. PLC	24,097	3,214
Hubbell, Inc. Class B	14,000	3,122
		10,340
Machinery - 1.1%
Chart Industries, Inc. (a)(b)	29,332	5,407
Ingersoll Rand, Inc.	461,810	19,978
Parker Hannifin Corp.	7,075	1,714
		27,099
Professional Services - 1.4%
ASGN, Inc. (b)	63,720	5,758
KBR, Inc.	583,049	25,199
Kforce, Inc.	29,000	1,701
Upwork, Inc. (b)	316,472	4,310
		36,968
Trading Companies & Distributors - 0.7%
Azelis Group NV	3,404	76
Ferguson PLC (b)	175,882	18,244
		18,320
TOTAL INDUSTRIALS		138,027
INFORMATION TECHNOLOGY - 28.7%
Electronic Equipment & Components - 0.2%
Teledyne Technologies, Inc. (b)	17,666	5,962
IT Services - 1.2%
Cloudflare, Inc. (b)	140,276	7,759
MasterCard, Inc. Class A	28,041	7,973
MongoDB, Inc. Class A (a)(b)	69,139	13,728
Snowflake, Inc. (b)	5,100	867
		30,327
Semiconductors & Semiconductor Equipment - 5.6%
Aixtron AG	309,653	7,448
Allegro MicroSystems LLC (b)	81,000	1,770
ASML Holding NV	23,856	9,909
eMemory Technology, Inc.	24,000	864
Enphase Energy, Inc. (b)	105,948	29,397
NVIDIA Corp.	223,664	27,151
NXP Semiconductors NV	34,339	5,065
Qualcomm, Inc.	273,296	30,877
Silicon Laboratories, Inc. (b)	5,200	642
SiTime Corp. (b)	49,580	3,903
SolarEdge Technologies, Inc. (b)	68,509	15,857
Universal Display Corp. (a)	104,239	9,835
		142,718
Software - 16.8%
Adobe, Inc. (b)	149,207	41,062
Confluent, Inc. (a)(b)	159,900	3,801
Elastic NV (b)	1,800	129
Epic Games, Inc. (b)(c)(d)	2,244	1,929
GitLab, Inc.	7,700	394
HashiCorp, Inc. (a)	120,110	3,866
HubSpot, Inc. (b)	13,161	3,555
Intuit, Inc.	57,997	22,463
Manhattan Associates, Inc. (b)	108,076	14,377
Microsoft Corp.	1,210,744	281,982
Oracle Corp.	345,434	21,096
Palo Alto Networks, Inc. (a)(b)	221,037	36,204
Volue A/S (b)	683,317	1,850
		432,708
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	903,477	124,861
TOTAL INFORMATION TECHNOLOGY		736,576
MATERIALS - 3.9%
Chemicals - 3.5%
Albemarle Corp.	136,955	36,216
CF Industries Holdings, Inc.	289,136	27,829
Sherwin-Williams Co.	127,555	26,117
		90,162
Metals & Mining - 0.4%
Lynas Rare Earths Ltd. (b)	1,217,417	5,871
MP Materials Corp. (a)(b)	165,880	4,529
		10,400
TOTAL MATERIALS		100,562
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Doma Holdings, Inc. (b)(c)	331,286	146
WeWork, Inc. (a)(b)	1,401,100	3,713
		3,859
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Partners LP (b)	56,300	1,762
TOTAL COMMON STOCKS (Cost $1,936,759)		2,562,762

Convertible Preferred Stocks - 0.4%
	Shares	Value ($) (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(c)(d)	75,700	346
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (b)(c)(d)	48,212	2
Software - 0.1%
ASAPP, Inc. Series C (b)(c)(d)	250,763	928
TOTAL INFORMATION TECHNOLOGY		930
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (b)(c)(d)	50,974	2,411
Series C3 (b)(c)(d)	63,718	3,014
Series C4 (b)(c)(d)	18,303	866
Series C5 (b)(c)(d)	36,887	1,745
		8,036
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,411)		9,312

Money Market Funds - 4.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.10% (f)	28,459,329	28,465
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	79,989,717	79,998
TOTAL MONEY MARKET FUNDS (Cost $108,463)		108,463

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $2,052,633)	2,680,537
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(112,118)
NET ASSETS - 100.0%	2,568,419

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,839,000 or 0.5% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,272,000 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
AppNexus, Inc. Series E (Escrow)	8/01/14	0
ASAPP, Inc. Series C	4/30/21	1,654
Blu Investments LLC	5/21/20	6
Doma Holdings, Inc.	3/02/21	3,313
ElevateBio LLC Series C	3/09/21	318
Epic Games, Inc.	3/29/21	1,986
Illuminated Holdings, Inc. Series C2	7/07/20	1,274
Illuminated Holdings, Inc. Series C3	7/07/20	1,912
Illuminated Holdings, Inc. Series C4	1/08/21	659
Illuminated Holdings, Inc. Series C5	6/16/21	1,594
Innovid Corp.	6/24/21	1,663

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	6,259	173,180	150,974	146	-	-	28,465	0.1%
Fidelity Securities Lending Cash Central Fund 3.10%	109,945	96,343	126,290	205	-	-	79,998	0.2%
Total	116,204	269,523	277,264	351	-	-	108,463

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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